Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenue	$ 1,356	$ 1,041	$ 4,649	$ 2,875
Sales and marketing	236	287	731	998
Research and development	139	297	392	803
General and administrative	2,930	2,018	19,687	6,320
Depreciation and amortization	7,408	524	21,257	835
Impairment of digital assets	138	0	908	0
Total operating expenses	11,700	3,586	45,498	10,237
Loss from operations	(10,344)	(2,545)	(40,849)	(7,362)
Other income (expense):
Provision for losses on deposit for mining equipment	(10,000)	0	(10,000)	0
Forgiveness of note receivable	0	0	(13,145)	0
Impairment of investments	0	0	(12,429)	0
Interest expense, related party	0	0	0	(496)
Interest expense	0	(1)	0	(20)
Interest income and other (expense) income, net	(58)	146	687	225
Loss before income taxes	(20,402)	(2,400)	(75,736)	(7,653)
Provision for income taxes	121	0	121	0
Net loss	(20,523)	(2,400)	(75,857)	(7,653)
Dividends on preferred shares	0	168	0	530
Net loss available to common shareholders	$ (20,523)	$ (2,568)	$ (75,857)	$ (8,183)
Net loss per share:
Net loss per share, basic (in USD per share)	$ (0.31)	$ (0.07)	$ (1.15)	$ (0.41)
Net loss per share, diluted (in USD per share)	$ (0.31)	$ (0.07)	$ (1.15)	$ (0.41)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic (in shares)	67,024,070	34,327,302	65,682,868	20,004,425
Diluted (in shares)	67,024,070	34,327,302	65,682,868	20,004,425
Digital mining revenue
Revenue	$ 787	$ 0	$ 2,745	$ 0
Cost of revenue	553	0	1,527	0
Service and product revenue
Revenue	569	1,041	1,904	2,875
Cost of revenue	$ 296	$ 460	$ 996	$ 1,281